ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

14. ORDINARY SHARES

Upon completion of the Company’s initial public offering (“IPO”) in August 2010, 7,500,000 American depositary shares (“ADSs”) were issued through the IPO, and the selling share holders offered an additional 3,177,207 ADSs. Each ADS represents two Class A ordinary shares, par value US$0.0001 per share. 80,755,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares at a par value of US$0.0001 per share.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for the following:

(1)                   Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes and is convertible to one Class A ordinary share at any time; and

(2)                   Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2010 there were 21,354,414 and 121,212,562 Class A and Class B ordinary shares issued and outstanding, respectively.

In 2011, there were 1,914,088 Class A ordinary shares issued and 25,819,594 Class B ordinary shares converted to Class A ordinary shares. As of December 31, 2011 there were 49,088,096 and 95,392,968 Class A and Class B ordinary shares issued and outstanding, respectively.